Summary of Significant Accounting Policies - Summary Of Earnings Per Share Basic And Diluted (Detail) - Revenue [Member] - Customer [Member] - Rigetti Computing, Inc	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Jan. 31, 2021
Customer A [Member]
Schedule of Transition Period Comparative Data line items [Line Items]
Concentration Risk, Percentage	29.00%
Customer B [Member]
Schedule of Transition Period Comparative Data line items [Line Items]
Concentration Risk, Percentage	20.00%	32.00%
Customer C [Member]
Schedule of Transition Period Comparative Data line items [Line Items]
Concentration Risk, Percentage	17.00%	15.00%
Customer D [Member]
Schedule of Transition Period Comparative Data line items [Line Items]
Concentration Risk, Percentage	16.00%
Customer E [Member]
Schedule of Transition Period Comparative Data line items [Line Items]
Concentration Risk, Percentage	15.00%	31.00%